Contract Assets and Receivables, Net - Schedule of Contract Assets and Receivables and Guarantee Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract Assets
Short-term:
Gross	¥ 3,721,794	¥ 4,193,755
Allowance	(203,027)	(278,202)
Net	3,518,767	3,915,553
Long-term:
Gross	242,786	404,937
Allowance	(24,988)	(46,721)
Net	217,798	358,216
Service Fees Receivable
Short-term:
Gross	956,827	616,617
Allowance	(149,057)	(56,400)
Net	807,770	560,217
Guarantee Receivable
Short-term:
Gross	1,179,026	1,738,745
Allowance	(57,506)	(101,534)
Net	1,121,520	1,637,211
Long-term:
Gross	105,535	256,719
Allowance	(5,931)	(15,117)
Net	¥ 99,604	¥ 241,602